Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Jun. 30, 2025
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty

Note 4. Critical Accounting Judgments and Key Sources of Estimation Uncertainty

In applying the Group’s accounting policies, management continually evaluates judgments, estimates and assumptions based on experience and other factors, including expectations of future events that may have an impact on the Group. All judgments, estimates and assumptions made are believed to be reasonable based on the most current set of circumstances available to management. Actual results may differ from the judgments, estimates and assumptions.

Significant judgments, estimates and assumptions made by management in the preparation of these financial statements are outlined below:

4.1 Critical judgments in applying accounting policies

Research and development costs

The majority of Opthea’s expenditure is incurred as a result of clinical trials for sozinibercept. During the years ended June 30, 2025, 2024 and 2023, Opthea progressed Phase 3 wet age‑related macular degeneration (wet AMD) trials. A key measure of Opthea’s performance is the level of expenditure incurred on the research of sozinibercept.

Judgment is required in relation to:

•
The classification of expenses in the income statement between research and development costs and operating expenses; and
•
Whether costs relate to R&D, and consequently if they meet the capitalization criteria under IAS 38 “Intangible Assets.”

The directors have determined that the Group is still in a research phase and accordingly, no development costs have been capitalized as of June 30, 2025, 2024 and 2023. The development costs may be considered for capitalization post receiving regulatory approval.

DFA

The Group’s accounting policy for DFA requires judgment around the determination of it having the characteristics of a debt instrument. The payments received under the DFA have been recorded as a financial liability in the Group’s consolidated statement of financial position.

Following the discontinuation of the clinical trials, the Group exercised significant judgment in the valuation of the DFA at reporting date, including consideration of whether the loan has been discharged, suspended or modified. In the absence of a termination event, judgment was applied in determining the best estimate for the value of the liability being the funds received accreted with interest at the reporting date, as this represents the best estimate of the contractual cash flows. Refer to Note 13 and 27 for further information.

Derivative financial liabilities – investor options

The Group’s accounting for investor options requires judgment as these are options with an exercise price denominated in a currency that differs from an entity’s functional currency and are treated as a derivative where certain existing equity investors were not offered to participate in the equity raise on a pro rata basis. Judgment is required in determining whether the offer was made on a pro rata basis, which impacts the accounting of the options. Such derivatives measured at fair value with subsequent changes in fair value accounted for through profit and loss. Refer to Note14 and 25 for further information.

Taxation

Research and development tax incentive

The Research and Development (R&D) Tax Incentive Scheme is an Australian Federal Government program under which eligible companies can receive cash refunds of 43.5% of eligible R&D expenditure. Judgments are required as to the R&D tax incentive refundable offset eligibility in respect of:

•
The Group’s ability to make claims and its continued compliance under the scheme;
•
R&D and other supporting costs previously approved by Australian tax authorities;
•
Estimated amounts, timing and geographical location of future costs related to the projects for which applications have been approved to date; and
•
Assessment of whether expenditure on projects for which approval has been given by Australian tax authorities relate to Australian or overseas expenditure.

For the years ended June 30, 2025, and 2024, the Group has recognized an R&D tax incentive receivable of US$7.2 million and US$10.4 million respectively within the consolidated statements of financial position, with a corresponding amount recognized within income tax benefit within the consolidated statements of profit or loss and other comprehensive income.

The R&D tax incentive receivable as of June 30, 2025 and 2024 is based on the legislation as currently enacted as of June 30, 2025 and 2024, respectively. Any proposed changes to the legislation, such as rate changes and eligibility requirements, may have a retrospective impact if the legislation is passed. During the years ended June 30, 2025 and 2024, no such legislative changes have occurred.

Investment tax credits such as the R&D tax incentive are outside of the scope of IAS 12 “Income Taxes” and IAS 20 “Accounting for Government Grants and Disclosure of Government Assistance.” Based on the guidance in IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors,” companies need to make an accounting policy choice on how to present these incentives, which in practice is done by either analogizing with IAS 12 or with IAS 20. In the Group’s opinion, the R&D tax incentive should be presented by analogizing to IAS 12 because the nature of the incentive is considered to be more closely aligned to income taxes, based on the following considerations:

•
The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidated revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non‑refundable and can only be offset against any future income tax payable by the Group.
•
The ATO, which is the tax authority in Australia, manages the annual claims process as the R&D tax incentive is included in the Group’s annual income tax return.
•
The ATO is also responsible for making the R&D tax incentive cash payment if a company is eligible for a cash refund under the program, oversees compliance with the requirements of the R&D tax incentive scheme and performs pre‑issuance reviews. Refer to Note 16 for further information.

Functional currency

Significant judgment is required in determining the currency of the primary economic environment in which the Group operates, which requires an evaluation of various indicators related to the Group’s underlying transactions, events and conditions as they relate to generating and expending cash.

4.2 Key sources of estimation uncertainty

Development funding - financial liability

The Group evaluated the Funding Agreement and determined it to be a research and development funding arrangement with the characteristics of a debt instrument, as the transfer of financial risk to DFA Investors was not considered substantive and genuine. Accordingly, the Group has recorded payments received under the Funding Agreement as part of a development financing liability in its consolidated balance sheet. The Group measures the overall development financing liability at amortized cost which is the amount at which the financial liability is measured at initial recognition minus principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount. Refer to Note 27 for further information.

Derivative financial liabilities - investor options

The Group accounts for investor options as a derivative financial liability. Such derivatives are measured at fair value with subsequent changes in fair value accounted for through profit and loss. For the investor options that are traded on the Australian Securities Exchange, the Group uses the quoted price at the balance sheet date as the fair value of the options. For the investor options issued on June 14, 2024, fair values were determined internally using Binomial models as a quoted price was not available as at year end. Key inputs to the valuation include the share price at grant date, expected term, volatility, dividend yield, risk free rate and exercise price. Where relevant, the expected life used in the model has been adjusted based on management’s best estimate for the effects of non‑transferability, exercise restrictions (including the probability of meeting market conditions attached to the option), and behavioral considerations. Expected volatility is based on the historical share price volatility over the past 2 years. These investor options were listed for trading on the Australian Securities Exchange in July 2024. Should the quoted price differ from the internally determined fair value, this could have a material impact on the amounts recognized in derivative financial liabilities and in the profit and loss. Refer to Note 14 and 25 for further information.

Share‑based payment transactions

The Group measures the cost of equity‑settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Fair values are determined internally using Binomial, Black Scholes and Monte Carlo models. The related assumptions are detailed in note 37. The accounting estimates and assumptions relating to equity‑settled share‑based payments have no impact on the carrying amounts of assets and liabilities in future reporting periods but may impact expenses and equity. Should one or more of the assumptions and estimates used in estimating the fair value of share‑based payments change, this could have a material impact on the amounts recognized in equity and employee‑related expenses. Refer to Note 37 for further information.